UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08364

Buffalo Balanced Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2005

Date of reporting period: December 31, 2004

Item 1. Schedule of Investments.

Buffalo Balanced Fund
Schedule of Investments
December 31, 2004 (Unaudited)

Shares or
Face Amount		Market Value

	COMMON STOCKS - 50.09%
	Consumer Discretionary - 1.59%
	Automobiles - 0.58%
20,000	General Motors Corp.	$801,200

	Hotels Restaurants & Leisure - 1.01%
30,000	Argosy Gaming Co. (a)	1,401,000

	Total Consumer Discretionary	2,202,200

	Consumer Staples - 8.70%
	Beverages - 1.06%
20,000	PepsiCo, Inc.	1,044,000
10,000	The Coca-Cola Co.	416,300

		1,460,300

	Food & Staples Retailing - 0.53%
15,000	Costco Wholesale Corp.	726,150

	Food Products - 6.00%
25,000	Campbell Soup Co.	747,250
60,000	ConAgra Foods, Inc.	1,767,000
35,000	General Mills, Inc.	1,739,850
30,000	H.J. Heinz Co.	1,169,700
30,000	Kellogg Co.	1,339,800
20,000	Sara Lee Corp.	482,800
15,000	Wm. Wrigley Jr. Co.	1,037,850

		8,284,250

	Household Products - 1.11%
30,000	Colgate-Palmolive Co.	1,534,800

	Total Consumer Staples	12,005,500

	Energy - 15.88%
	Oil & Gas - 15.88%
10,000	Amerada Hess Corp.	823,800
20,000	Anadarko Petroleum Corp.	1,296,200
25,000	Apache Corp.	1,264,250
40,000	BP PLC ADR	2,336,000
55,000	ChevronTexaco Corp.	2,888,050
45,000	ConocoPhillips	3,907,350
11,742	Eagle Geophysical, Inc. (a)	140,610
45,000	Exxon Mobil Corp.	2,306,700
20,000	Frontier Oil Corp.	533,200
45,000	Kerr-McGee Corp.	2,600,550
10,000	Kinder Morgan, Inc.	731,300
35,000	Marathon Oil Corp.	1,316,350
50,000	Suncor Energy, Inc.	1,770,000

	Total Energy	21,914,360

	Financials - 10.33%
	Capital Markets - 0.35%
10,000	Northern Trust Corp.	485,800

	Commercial Banks - 3.92%
45,000	Bank of America Corp.	2,114,550
25,000	KeyCorp	847,500
10,000	Marshall & Ilsley Corp.	442,000
10,000	PNC Financial Services Group	574,400
20,000	Regions Financial Corp.	711,800
20,000	Wilmington Trust Corp.	723,000

		5,413,250

	Diversified Financial Services - 1.96%
40,000	Citigroup Inc.	1,927,200
20,000	JPMorgan Chase & Co.	780,200

		2,707,400

	Insurance - 2.87%
25,000	Cincinnati Financial Corp.	1,106,500
10,000	Lincoln National Corp.	466,800
10,000	Marsh & McLennan Companies, Inc.	329,000
25,000	The Allstate Corp.	1,293,000
10,000	The Chubb Corp.	769,000

		3,964,300

	Thrifts & Mortgage Finance - 1.23%
40,000	Washington Mutual, Inc.	1,691,200

	Total Financials	14,261,950

	Health Care - 4.03%
	Health Care Equipment & Supplies - 0.62%
25,000	Baxter International Inc.	863,500

	Pharmaceuticals - 3.41%
25,000	Abbott Laboratories	1,166,250
10,000	Forest Laboratories, Inc. (a)	448,600
25,000	GlaxoSmithKline PLC ADR	1,184,750
20,000	Johnson & Johnson	1,268,400
15,000	Wyeth	638,850

		4,706,850

	Total Health Care	5,570,350

	Industrials - 6.40%
	Aerospace & Defense - 2.58%
30,000	Lockheed Martin Corp.	1,666,500
35,000	Northrop Grumman Corp.	1,902,600

		3,569,100

	Air Freight & Logistics - 0.36%
5,000	FedEx Corp.	492,450

	Airlines - 0.53%
45,000	Southwest Airlines Co.	732,600

	Commercial Services & Supplies - 1.34%
40,000	Pitney Bowes Inc.	1,851,200

	Industrial Conglomerates - 1.59%
60,000	General Electric Co.	2,190,000

	Total Industrials	8,835,350

	Information Technology - 3.16%
	Computers & Peripherals - 1.34%
15,000	International Business Machines Corp.	1,478,700
15,000	SanDisk Corp. (a)	374,550

		1,853,250

	Semiconductor & Semiconductor Equipment - 0.85%
50,000	Intel Corp.	1,169,500

	Software - 0.97%
50,000	Microsoft Corp.	1,335,500

	Total Information Technology	4,358,250

	TOTAL COMMON STOCKS (Cost $59,499,160)	69,147,960

	CONVERTIBLE PREFERRED STOCKS - 2.05%
	Consumer Discretionary - 0.34%
	Trusts, Except Educational, Religious, And Charitable - 0.34%
10,335	Fleetwood Capital Trust (a)	459,908

	Total Consumer Discretionary	459,908

	Materials - 1.71%
	Chemicals - 0.89%
53,500	ICO, Inc. (a)	1,230,500

	Trusts, Except Educational, Religious, And Charitable - 0.82%
22,400	TXI Capital Trust I	1,134,560

	Total Materials	2,365,060

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,166,188)	2,824,968

	CORPORATE BONDS - 25.38%
	Consumer Discretionary - 11.32%
	Automobiles - 5.54%
	Ford Motor Co.
$4,000,000	7.45% due 07/16/2031	4,034,580
	General Motors Acceptance Corp.
3,500,000	8.00% due 11/01/2031	3,607,667

		7,642,247

	Diversified Telecommunication Services - 3.67%
	Charter Communications Holdings Capital Corp.
1,000,000	11.125% due 01/15/2011	910,000
4,000,000	8.75% due 11/15/2013	4,150,000

		5,060,000

	Hotels Restaurants & Leisure - 0.84%
	Circus Circus
55,000	7.625% due 07/15/2013	60,500
	John Q Hamons Hotels
25,000	8.875% due 05/15/2012	28,375
	Mikohn Gaming Corp.
1,000,000	11.875% due 08/15/2008	1,075,000

		1,163,875

	Household Durables - 1.19%
	Interface, Inc.
1,500,000	9.50% due 02/01/2014	1,642,500

	Media - 0.08%
	Fisher Communications, Inc.
100,000	8.625% due 09/15/2014 (b) (Acquired 9/15/04; Cost $100,000)	108,500

	Total Consumer Discretionary	15,617,122

	Consumer Staples - 0.61%
	Food Products - 0.61%
	Pilgrim's Pride Corp.
500,000	9.625% due 09/15/2011	565,000
250,000	9.25% due 11/15/2013	281,250

	Total Consumer Staples	846,250

	Energy - 7.18%
	Oil & Gas - 7.18%
	Giant Industries, Inc.
4,000,000	8.00% due 05/15/2014	4,200,000
	Swift Energy Co.
10,000	9.375% due 05/01/2012	11,250
	Tesoro Petroleum Corp.
1,250,000	9.625% due 04/01/2012	1,443,750
	United Refining Co.
4,000,000	10.50% due 08/15/2012 (b) (Acquired Multiple Dates; Cost $3,941,813)	4,250,000

	Total Energy	9,905,000

	Health Care - 5.63%
	Health Care Equipment & Supplies - 0.11%
	Inverness Medical Innovations, Inc.
150,000	8.75% due 02/15/2012 (b) (Acquired 2/5/04; Cost $150,000)	157,500

	Health Care Providers & Services - 3.42%
	Athena Neuro Financial LLC
4,500,000	7.25% due 02/21/2008	4,725,000

	Pharmaceuticals - 2.10%
	Aaipharma, Inc.
3,500,000	11.00% due 04/01/2010	2,633,750
	Alpharma, Inc.
250,000	8.625% due 05/01/2011 (b) (Acquired 9/9/03; Cost $247,318)	262,500

		2,896,250

	Total Health Care	7,778,750

	Industrials - 0.00%
	Commercial Services & Supplies - 0.00%
	Philip Services, Inc.
25,644	6.00% due 04/15/2010 (a)(c)(d)(e)	2

	Total Industrials	2

	Materials - 0.64%
	Construction Materials - 0.64%
	Texas Industries, Inc.
750,000	10.25% due 06/15/2011	881,250

	Total Materials	881,250

	TOTAL CORPORATE BONDS (Cost $33,306,084)	35,028,374

	CONVERTIBLE BONDS - 6.99%
	Consumer Discretionary - 3.64%
	Media - 3.64%
	Lions Gate Entertainment Corp.
1,000,000	4.875% due 12/15/2010 (b) (Acquired 11/28/03; Cost $1,000,000)	2,051,250
2,500,000	2.9375% due 10/15/2024 (b) (Acquired 9/29/04; Cost $2,487,596)	2,975,000

	Total Consumer Discretionary	5,026,250

	Health Care - 0.73%
	Pharmaceuticals - 0.73%
	Amylin Pharmaceuticals, Inc.
750,000	2.50% due 04/15/2011	776,250
	Axcan Pharma, Inc.
150,000	4.25% due 04/15/2008 (b) (Acquired 2/28/03; Cost $150,000)	228,563

	Total Health Care	1,004,813

	Industrials - 2.45%
	Aerospace & Defense - 0.79%
	EDO Corp.
1,000,000	5.25% due 04/15/2007	1,095,000

	Airlines - 1.66%
	JetBlue Airways Corp.
2,400,000	3.50% due 07/15/2033	2,292,000

	Commercial Services & Supplies - 0.00%
	Philip Services, Inc.
775,805	3.00% due 04/15/2020 (a)(c)(d)	78

	Total Industrials	3,387,078

	Information Technology - 0.17%
	Semiconductor Equipment & Products - 0.17%
	Conexant Systems, Inc.
250,000	4.00% due 02/01/2007	227,500

	Total Information Technology	227,500

	TOTAL CONVERTIBLE BONDS (Cost $8,732,094)	9,645,641

	SHORT TERM INVESTMENTS - 13.73%
	Investment Companies - 1.29%
1,784,990	SEI Daily Income Trust Treasury II Fund - Class B	1,784,990

	Total Investment Companies	1,784,990

	U.S. Treasury Obligations - 12.44%
	Public Finance, Taxation, And Monetary Policy - 5.21%
$1,613,000	1.62% due 01/06/2005	1,612,580
5,580,000	1.80% due 01/27/2005	5,574,148

		7,186,728

	U.S. Treasury Notes - 7.23%
10,000,000	1.625% due 03/31/2005	9,987,510

	Total U.S. Treasury Obligations	17,174,238

	TOTAL SHORT TERM INVESTMENTS (Cost $18,958,934)	18,959,228

	Total Investments (Cost $122,662,460) - 98.24%	135,606,171

	Other Assets in Excess of Liabilities - 1.76%	2,431,873

	TOTAL NET ASSETS - 100.00%	$138,038,044

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securites amounted to $10,033,313 (7.27% of net assets) at December 31, 2004.

(c)	Security is in default at December 31, 2004.
(d)	Fair valued security. The total value of these securities amounted to $80 (0.00% of net assets) at December 31, 2004.
(e)	Payment-in-kind security.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on this review, such officer has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to him by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Buffalo Balanced Fund, Inc.

By (Signature and Title) /s/ Kent W. Gasaway, President
Kent W. Gasaway, President and Treasurer

Date 2/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kent W. Gasaway, President
Kent W. Gasaway, President and Treasurer

Date 2/28/05

*	Print the name and title of each signing officer under his or her signature.